Fair Value Measurements	12 Months Ended
Dec. 31, 2024
Fair Value Disclosures [Abstract]
Fair Value Measurements	Fair Value Measurements
The Company groups its assets and liabilities measured at fair value in three levels based on the nature of the inputs and assumptions used to determine fair value. Refer to Note 2, Summary of Significant Accounting Policies, for additional information on the accounting policies related to fair value.
Financial assets and liabilities that are measured at fair value on a recurring basis are classified as Level 1, Level 2 and Level 3 as follows (in thousands):

	As of December 31, 2024
	Total	Level 1	Level 2	Level 3
Liabilities:
Warrant liability - Class 1 and Class 2 warrants	42,782	—	—	42,782
Warrant liability - public warrants	4,141	4,141	—	—
Total liabilities	$46,923	$4,141	$—	$42,782

	As of December 31, 2023
	Total	Level 1	Level 2	Level 3
Assets:
U.S. Treasury debt securities	$17,398	$17,398	$—	$—
Total assets	$17,398	$17,398	$—	$—

Liabilities:
Warrant liability - public warrants	2,356	2,356	—	—
Total liabilities	$2,356	$2,356	$—	$—
The carrying amounts of certain financial instruments, including cash and cash equivalents, accounts receivables, unbilled accounts receivables, deposits with clearinghouse, due to related party, accounts payable and accrued liabilities, and operating lease obligations approximate their fair values due to their short-term nature. The balance of deposits with clearinghouse not invested in U.S. government securities are in the form of cash, and therefore approximate fair value.
Our investments in debt securities consist of U.S. Treasury debt securities held in the custody of a major financial institution. As of December 31, 2023, our investment in available-for-sale debt securities was determined to be a Level 1 investment based on quoted prices in active markets and was recorded in the consolidated balance sheets at fair value.
The contingent consideration associated with the acquisition of Bakkt Crypto is valued using Level 3 inputs, which includes a Monte Carlo model. The inputs for the Monte Carlo model included forecasted financial performance of Bakkt Crypto and estimated earnings volatility. The contingent consideration liability is revalued each reporting period and any change in the liability is reflected in the Company’s statements of operations in “Acquisition-related expenses”. As of the acquisition date, the fair value of the contingent consideration was estimated to be $2.9 million and used an estimated gross profit volatility of 66%. As of December 31, 2024, we determined the value of the contingent consideration was zero, based on our forward-looking projections and minimum profit requirements associated with the contingent consideration.
Our Public Warrant liability is valued based on quoted prices in active markets and is classified within Level 1.

Since the second quarter 2024, our Class 1 Warrants and Class 2 Warrants were valued using the Black-Scholes-Merton model and a binomial lattice model, respectively, both of which utilize certain Level 3 inputs. Prior to the second quarter of 2024, our Class 1 Warrants and Class 2 Warrants were valued using the Black-Scholes-Merton model and a Monte Carlo simulation, respectively. A significant input to the Monte Carlo simulation included the volatility of movement in the price of the stock underlying the warrants, which was estimated using the historical volatility of our Class A Common Stock over the contractual period of the warrant.

The inputs used for the fair value measurement of our Class 1 Warrants and Class 2 Warrants liabilities as of December 31, 2024 are summarized as follows:

Expected term (years)	4.68
Continuous risk-free rate	4.27%
Expected volatility	125%

The preceding methods described may produce fair value calculations that may not be indicative of net realizable value or reflective of future fair values. Furthermore, although we believe our valuation techniques are appropriate and consistent with other market participants, the use of different methodologies or assumptions to determine the fair value of certain financial instruments could result in a different fair value measurement at the reporting date.
As described in Note 6, our owned crypto is continually evaluated for impairment using the lowest quoted price in the market we determine to be the principal market for the related crypto, which we determined was a Level 2 input. Other fair value inputs associated with non-recurring impairment analyses are discussed in the notes of the related assets.